MONEY MARKET FUNDS | HSBC Prime Money Market Fund
HSBC Prime Money Market Fund
Investment Objective

The investment objective of the HSBC Prime Money Market Fund (the “Fund”) is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MONEY MARKET FUNDS - HSBC Prime Money Market Fund	Class A Shares	Class C Shares	Class D Shares	Class E Shares	Class I Shares	Intermediary Shares	Intermediary Service Shares	Class Y Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay as a percentage of the value of your investment)
Annual Fund Operating Expenses - MONEY MARKET FUNDS - HSBC Prime Money Market Fund	Class A Shares	Class C Shares	Class D Shares	Class E Shares [1]	Class I Shares	Intermediary Shares [1]	Intermediary Service Shares [1]	Class Y Shares
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fee	none	0.75%	none	none	none	none	none	none
Shareholder Servicing Fee	0.40%	0.25%	0.25%	0.10%	none	0.05%	0.10%	none
Other Operating Expenses	0.19%	0.19%	0.19%	0.09%	0.09%	0.19%	0.19%	0.19%
Total Other Expenses	0.59%	0.44%	0.44%	0.19%	0.09%	0.24%	0.29%	0.19%
Total Annual Fund Operating Expenses	0.69%	1.29%	0.54%	0.29%	0.19%	0.34%	0.39%	0.29%
[1]	During the Fund's prior fiscal year, Class E Shares, Intermediary Shares and Intermediary Service Shares were not operational. Therefore, these amounts have been estimated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MONEY MARKET FUNDS - HSBC Prime Money Market Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	70	221	384	859
Class C Shares	231	409	708	1,168
Class D Shares	55	173	302	677
Class E Shares	30	93	163	368
Class I Shares	19	61	107	243
Intermediary Shares	35	109	191	431
Intermediary Service Shares	40	125	219	493
Class Y Shares	30	93	163	368

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
| | Class C Shares | USD ($)	131	409	708	1,168

Principal Investment Strategies

The Fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The Fund seeks to achieve its investment objective by investing in a portfolio of the highest quality debt obligations with maturities of (or deemed maturities of) 397 days or less and repurchase agreements with respect to these types of obligations. The Fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less. To calculate the dollar-weighted average portfolio maturity, the Fund may treat certain variable rate securities as having a maturity equal to the time remaining until the next adjustment of the security's interest rate rather than the security's actual maturity. Highest quality instruments are securities rated at the time of acquisition in the highest short-term category (e.g., A-1/P-1) by at least two nationally recognized statistical rating organizations (“NRSROs”) (or, if only one rating organization has rated the security, by that organization) or, if the security is unrated, judged to be of comparable credit quality by HSBC Global Asset Management (USA) Inc., the Fund's investment adviser (“Adviser”).

The Fund invests primarily in bank certificates of deposit, time deposits, bankers' acceptances, prime commercial paper, corporate obligations, municipal obligations, U.S. government securities and repurchase agreements collateralized by U.S. government securities. The Fund's investments may also include variable rate demand notes and repurchase agreements secured by collateral other than cash and U.S. government securities, including equity securities and investment grade debt securities rated by NRSROs, to the extent permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended.

The Fund may invest without limit in the domestic banking industry when, in the opinion of the Adviser, the yield, marketability and availability of investments meeting the Fund's quality standards in such industry justify any additional risks associated with the concentration of the Fund's assets in the industry. The Fund may also invest without limit in commercial paper and short-term corporate obligations of domestic financial institutions. The Fund may also make investments in U.S. dollar denominated commercial paper and other obligations of foreign issuers and in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks or by foreign branches of U.S. banks.

The Fund seeks to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Additionally, the Fund will seek to take advantage of temporary disparities in yields of different segments of high-grade money market instruments or among particular instruments within the same segment of the market.

In purchasing and selling securities for the Fund, portfolio managers consider the Adviser's credit analysis. Portfolio managers select investments from an approved credit list compiled by the Adviser's global credit analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity and yield.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

•

Banking Sector Risk: Investments in securities issued by U.S. and foreign banks can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad, and susceptible to risks associated with the financial services sector. The Fund's concentration of investments in the domestic banking industry may make it more susceptible to this risk.

•	Debt Instruments Risk: The risks of investing in debt instruments include:
•

Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make or perceived to be unable or unwilling to make timely payments of interest or principal or enters bankruptcy. The issuer or guarantor could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the investment.

•

Interest Rate Risk: Fluctuations in interest rates may affect the yield, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. The risks associated with rising interest rates are heightened given that interest rates are near historic lows, but are expected to increase in the future with unpredictable effects on the markets and the Fund's investments.

•

Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets. A decrease in liquidity may affect the ability of the Fund to pay redemption proceeds within the allowable time period.

•

Foreign Investment Risk: U.S. dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political, social or legal developments.

•

Market Risk: The value of the Fund's investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund's investments in a different country or geographic region.

•

Regulatory Risk: The Securities and Exchange Commission (“SEC”) recently adopted significant changes to the rules that govern money market funds, including the Fund. Among other things, these changes will: (1) permit the Fund to impose a fee (up to 2%) on redemptions from the Fund and/or temporarily restrict redemptions from the Fund, if liquidity levels fall below the required regulatory threshold, and (2) require institutional money market funds to operate with a floating net asset value (“NAV”). U.S. government and U.S. treasury money market funds are exempt from these requirements. These and other changes will affect the Fund's operations, investment strategies, performance and yield in a manner that cannot be fully predicted. As of the date of this Prospectus, the Adviser is evaluating the potential impact of these changes, which have a remaining phase in compliance period ranging from April, 2016 through October, 2016.

•

Repurchase Agreements: If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. These risks are increased to the extent that a repurchase agreement is secured by collateral other than cash or U.S. government securities. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.

•

Stable NAV Risk: The Fund may not be able to maintain a NAV per share of $1.00 (a “Stable NAV”) at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund's NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to help the Fund maintain a Stable NAV.

•

U.S. Government Securities Risk: There are different types of U.S. government securities with different levels of credit risk. U.S. government securities issued or guaranteed by the U.S. Treasury and/or supported by the full faith and credit of the United States have the lowest credit risk. A U.S. government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are riskier than those that are.

•

Variable Rate Demand Note Risk: Variable rate demand notes are subject to the same risks as debt instruments, particularly interest rate risk and credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these securities may be more difficult to sell if an issuer defaults on its financial obligation or when the Fund is not entitled to exercise its demand rights.

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of an average for a peer group of similar funds. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund's annual returns for Class A Shares and how performance has varied from year to year. The returns for the Fund's other share classes will differ from the returns of the Class A Shares shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares Bar chart assumes reinvestment of dividends and distributions

Best Quarter:	Q3 2007	1.19%
Worst Quarter:	Q3 2013	0.00%

The table below lists the average annual total returns for each class of shares for various time periods and compares the Fund's performance over time to that of the Lipper Money Market Funds Average (“Lipper MMF Average”). The total return of the Lipper MMF Average does not include the effect of sales charges. As of December 31, 2015, the 7-day yields of the Fund's Class A, Class C, Class D, Class I and Class Y Shares were 0.05%, 0.05%, 0.05%, 0.31% and 0.20%, respectively. For current yield information on the Fund, call 1-800-782-8183.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual Total Returns (for the periods ended December 31, 2015)
Average Annual Total Returns - MONEY MARKET FUNDS - HSBC Prime Money Market Fund		Inception Date	1 Year		5 Years		10 Years		Since Inception
Class A Shares		Nov. 13, 1998	0.04%	[1]	0.02%	[1]	1.14%	[1]	1.82%	[1]
Class C Shares		Mar. 23, 2001		[1],[2]		[1],[2]		[1],[2]	1.07%	[1],[2]
Class D Shares		Apr. 01, 1999	0.04%	[1]	0.02%	[1]	1.19%	[1]	1.84%	[1]
Class E Shares	[1],[3]
Class I Shares		Jan. 09, 2002	0.12%	[1]	0.10%	[1]	1.38%	[1]	1.50%	[1]
Intermediary Shares		Feb. 29, 2016		[1],[3]		[1],[3]		[1],[3]		[1],[3]
Intermediary Service Shares		Feb. 29, 2016		[1],[3]		[1],[3]		[1],[3]		[1],[3]
Class Y Shares		Nov. 12, 1998	0.05%	[1]	0.03%	[1]	1.29%	[1]	2.07%	[1]
Lipper Money Market Funds Average	[1]		0.01%		0.01%		1.12%		1.80%	[4]
[1]	During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Fund received a one-time payment in respect of a class action settlement. As a result, the Fund's total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received these payments.
[2]	Class C Shares were operational only during a portion of the period since inception. The “Since Inception” return performance is for the period of time the Class had operations. No returns are presented for the 1-year, 5-year and 10-year periods with non-continuous operations.
[3]	Intermediary Shares, Intermediary Service Shares and Class E Shares had not yet commenced operations as of the date of this prospectus. The 1 year, 5 years and 10 years average annual return and 7-day yield information is not provided for Intermediary Shares, Intermediary Service Shares and Class E Shares because there were no Intermediary, Intermediary Service or Class E shareholders as of December 31, 2015.
[4]	Since October 31, 1998.